LOANS AND ADVANCES TO FINANCIAL INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Loans And Advances To Financial Institutions
Loans and advances to financial institutions

	R$ thousands
	On December 31, 2022	On December 31, 2021
Reverse repurchase agreements (1)	109,054,313	67,500,239
Loans to financial institutions	13,462,268	15,996,771
Expected credit loss	(28,252)	(70,194)
Total	122,488,329	83,426,816
(1)	On December 31, 2022, it included financial investments given in guarantee in the amount of R$64,876,703 thousand (December 31, 2021 - R$43,869,456 thousand).